UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549	OMB Number: 3235-0456
Expires: May 31, 2021
FORM 24F-2	Estimated average burden
Annual Notice of Securities Sold	hours per response……2
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.		Name and address of issuer:

Stone Ridge Trust
510 Madison Avenue, 21st Floor
New York, New York 10022

2.		The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series
		and classes of securities of the issuer, check the box but do not list series or classes): [ ]		[ ]
Elements U.S. Portfolio - Class M
Elements U.S. Portfolio - Class Y
Elements U.S. Small Cap Portfolio - Class M
Elements U.S. Small Cap Portfolio - Class Y
Elements International Portfolio - Class M
Elements International Portfolio - Class Y
Elements International Small Cap Portfolio - Class M
Elements International Small Cap Portfolio - Class Y
Elements Emerging Markets Portfolio - Class M
Elements Emerging Markets Portfolio - Class Y

3.		Investment Company Act File Number:	811-22761

		Securities Act File Number:	333-184477

4(a).	Last day of fiscal year for which this Form is filed:
May 31, 2020

4(b).	[ ]	Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	[ ]	Check box if this is the last time the issuer will be filing this Form.

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

SEC 2393 (6-02)

5.	Calculation of registration fee:

	Aggregate sale price of securities sold during the
	fiscal year pursuant to section 24(f):				$635,890,731

	Aggregate price of securities redeemed or
	repurchased during the fiscal year:		$1,902,774,543

	Aggregate price of securities redeemed or
	repurchased during any prior fiscal year ending no
	earlier than October 11, 1995 that were not
	previously used to reduce registration fees payable
	to the Commission:		$0

	Total available redemption credits [add Items 5(ii) and 5(iii)]:			-$	1,902,774,543

	Net sales - if Item 5(i) is greater than Item 5(iv)
	[subtract Item 5(iv) from Item 5(i)]:				$0

	Redemption credits available for use in future years		$(0)
	- if Item 5(i) is less than Item 5(iv) [subtract Item
	5(iv) from Item 5(i)]:

	Multiplier for determining registration fee (See
	Instruction C.9):			x	0.0001298

	Registration fee due [multiply Item 5(v) by Item
	5(vii)] (enter "0" if no fee is due):			=$	0.00

6.	Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here :    N/A   . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here :    N/A   .

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
	(see Instruction D):

				+$	0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

				=$	0.00

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:			N/A

	Method of Delivery:

	[x]	Wire Transfer

	[ ]	Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ Anthony Zuco

Anthony Zuco
Treasurer
Date	August 31, 2020